INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories
	June 30,	December 31,
	2019	2018
	Unaudited

Raw materials and components	$8,314	$5,605
Work in progress, net	4,614	3,558
Finished goods	3,137	2,081

	$16,065	$11,244